SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Lab supply inventory	$ 2,271	$ 2,052	$ 1,825
Prepaid expenses	734	625	971
Other	130	45	167
Funds in escrow			888
Total other current assets	$ 3,135	$ 2,722	$ 3,851